iShares
®
MSCI Japan ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  2 .0%
Aisin Corp. ............................. 1,893,600 $ 28,701,045
Bridgestone Corp. ........................ 4,441,400 95,595,436
Denso Corp. ............................ 6,968,200 82,903,511
Sumitomo Electric Industries Ltd. .............. 2,977,200 229,633,475
436,833,467
a
Automobiles  —  5 .1%
Honda Motor Co. Ltd. ...................... 15,117,000 135,840,969
Isuzu Motors Ltd. ......................... 2,190,900 32,187,760
Nissan Motor Co. Ltd.
(a) (b)
................... 9,660,400 24,040,389
Subaru Corp. ........................... 2,160,900 32,794,620
Suzuki Motor Corp. ....................... 6,546,400 81,071,017
Toyota Motor Corp. ....................... 39,486,800 746,999,465
Yamaha Motor Co. Ltd. ..................... 3,755,700 30,906,473
1,083,840,693
a
Banks  —  10 .5%
Chiba Bank Ltd. (The) ...................... 2,309,800 33,770,249
Japan Post Bank Co. Ltd. ................... 7,448,400 143,539,580
Mitsubishi UFJ Financial Group, Inc. ............ 44,476,480 835,884,409
Mizuho Financial Group, Inc. ................. 9,849,058 442,675,464
Resona Holdings, Inc. ..................... 8,648,300 110,398,691
Sumitomo Mitsui Financial Group, Inc. ........... 15,149,200 552,534,804
Sumitomo Mitsui Trust Group, Inc. ............. 2,592,864 89,317,101
Yokohama Financial Group, Inc. ............... 4,046,600 41,238,244
2,249,358,542
a
Beverages  —  0 .6%
Asahi Group Holdings Ltd. ................... 5,852,700 55,850,097
Kirin Holdings Co. Ltd. ..................... 3,180,400 54,127,194
Suntory Beverage & Food Ltd. ................ 513,600 13,873,318
123,850,609
a
Broadline Retail  —  0 .6%
Pan Pacific International Holdings Corp. ......... 7,804,000 42,876,021
Rakuten Group, Inc.
(a)
...................... 5,868,200 27,430,943
Ryohin Keikaku Co. Ltd. .................... 2,066,500 50,382,818
120,689,782
a
Building Products  —  0 .9%
AGC, Inc. .............................. 798,200 34,765,664
Daikin Industries Ltd. ...................... 1,099,200 158,247,068
193,012,732
a
Capital Markets  —  1 .1%
Daiwa Securities Group, Inc. ................. 5,223,400 49,168,803
Japan Exchange Group, Inc. ................. 4,011,500 49,005,488
Nomura Holdings, Inc. ..................... 12,284,800 99,004,826
SBI Holdings, Inc. ........................ 2,200,220 40,252,793
237,431,910
a
Chemicals  —  3 .1%
Asahi Kasei Corp. ........................ 5,114,100 57,365,290
Mitsubishi Chemical Group Corp. .............. 5,011,100 36,009,170
Nippon Paint Holdings Co. Ltd. ................ 3,892,500 25,806,563
Nippon Sanso Holdings Corp. ................ 708,700 27,463,042
Nitto Denko Corp. ........................ 2,777,700 52,053,586
Resonac Holdings Corp. .................... 740,000 86,985,129
Shin-Etsu Chemical Co. Ltd. ................. 6,821,600 331,138,730
Toray Industries, Inc. ...................... 5,318,400 39,759,198
656,580,708
a
Security Shares Value
a
Commercial Services & Supplies  —  0 .6%
Dai Nippon Printing Co. Ltd. ................. 1,505,700 $ 26,180,803
Secom Co. Ltd. .......................... 1,652,000 65,866,323
TOPPAN Holdings, Inc. ..................... 919,600 26,341,099
118,388,225
a
Construction & Engineering  —  0 .9%
Kajima Corp. ............................ 1,651,500 60,992,371
Obayashi Corp. .......................... 2,605,200 52,873,484
Shimizu Corp. ........................... 2,027,400 34,057,960
Taisei Corp. ............................ 599,300 52,518,526
200,442,341
a
Consumer Staples Distribution & Retail  —  0 .8%
Aeon Co. Ltd. ........................... 8,981,000 78,467,093
Seven & i Holdings Co. Ltd. .................. 7,855,940 91,722,101
170,189,194
a
Diversified Telecommunication Services  —  0 .6%
NTT, Inc. .............................. 125,603,200 117,844,449
a
Electric Utilities  —  0 .5%
Chubu Electric Power Co., Inc. ................ 2,789,500 51,215,725
Kansai Electric Power Co., Inc. (The) ........... 3,874,900 56,785,581
108,001,306
a
Electrical Equipment  —  3 .3%
Fuji Electric Co. Ltd. ....................... 580,100 56,297,887
Fujikura Ltd. ............................ 6,286,400 187,337,858
Furukawa Electric Co. Ltd. ................... 275,400 89,745,986
Mitsubishi Electric Corp. .................... 7,924,300 322,146,987
NIDEC CORP.
(a)
.......................... 3,417,800 59,935,201
715,463,919
a
Electronic Equipment, Instruments & Components  —  6 .1%
Ibiden Co. Ltd. ........................... 968,600 139,253,840
Keyence Corp. .......................... 785,404 394,692,910
Kyocera Corp. ........................... 4,871,800 106,522,076
Murata Manufacturing Co. Ltd. ................ 6,744,900 424,825,238
TDK Corp. ............................. 7,893,200 204,452,126
Yokogawa Electric Corp. .................... 936,300 29,389,230
1,299,135,420
a
Entertainment  —  1 .4%
Capcom Co. Ltd. ......................... 1,105,900 20,942,419
Konami Group Corp. ...................... 403,100 47,882,829
Nexon Co. Ltd. .......................... 1,232,200 17,321,729
Nintendo Co. Ltd. ......................... 4,557,900 203,960,844
Toho Co. Ltd. ........................... 2,180,700 16,827,805
306,935,626
a
Financial Services  —  1 .0%
Mitsubishi HC Capital, Inc. ................... 3,601,700 29,449,444
ORIX Corp. ............................. 4,563,900 177,987,982
207,437,426
a
Food Products  —  0 .7%
Ajinomoto Co., Inc. ........................ 3,561,400 115,072,439
Kikkoman Corp. .......................... 2,783,800 24,348,309
139,420,748
a
Gas Utilities  —  0 .5%
Osaka Gas Co. Ltd. ....................... 1,406,200 47,254,834
Tokyo Gas Co. Ltd. ....................... 1,236,800 49,446,452
96,701,286
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Japan ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Ground Transportation  —  1 .1%
Central Japan Railway Co. .................. 3,155,200 $ 69,012,299
East Japan Railway Co. .................... 4,016,000 85,537,935
Hankyu Hanshin Holdings, Inc. ................ 941,900 27,695,461
Seibu Holdings, Inc. ....................... 858,400 15,210,589
West Japan Railway Co. .................... 1,680,000 27,709,595
225,165,879
a
Health Care Equipment & Supplies  —  1 .7%
Hoya Corp. ............................. 1,410,000 239,456,131
Olympus Corp. .......................... 4,406,300 49,398,478
Terumo Corp. ........................... 5,548,900 83,438,309
372,292,918
a
Hotels, Restaurants & Leisure  —  0 .4%
Oriental Land Co. Ltd. ..................... 4,498,300 64,688,439
Zensho Holdings Co. Ltd. ................... 396,700 20,056,060
84,744,499
a
Household Durables  —  3 .7%
Panasonic Holdings Corp. ................... 9,715,015 224,455,410
Sekisui House Ltd. ........................ 2,441,000 51,249,934
Sony Group Corp. ........................ 24,328,500 524,770,354
800,475,698
a
Household Products  —  0 .1%
Unicharm Corp. .......................... 4,585,900 27,302,611
a
Industrial Conglomerates  —  2 .9%
Hikari Tsushin, Inc. ........................ 72,700 16,673,254
Hitachi Ltd. ............................. 18,417,900 596,178,653
612,851,907
a
Insurance  —  4 .2%
Daiichi Life Group, Inc. ..................... 14,377,900 146,919,467
Japan Post Holdings Co. Ltd. ................. 7,013,100 90,954,363
Japan Post Insurance Co. Ltd. ................ 2,202,000 19,748,751
MS&AD Insurance Group Holdings, Inc. ......... 4,970,220 133,007,714
Sompo Holdings, Inc. ...................... 3,402,250 125,720,519
T&D Holdings, Inc. ........................ 1,828,400 48,093,516
Tokio Marine Holdings, Inc. .................. 7,452,100 330,920,693
895,365,023
a
Interactive Media & Services  —  0 .1%
LY Corp. ............................... 10,731,400 27,867,581
a
IT Services  —  1 .8%
Fujitsu Ltd. ............................. 7,063,700 150,457,381
NEC Corp. ............................. 5,155,000 133,617,020
Nomura Research Institute Ltd. ............... 1,543,512 49,445,204
Obic Co. Ltd. ............................ 1,323,700 33,352,188
Otsuka Corp. ........................... 936,100 17,014,404
383,886,197
a
Leisure Products  —  0 .4%
Bandai Namco Holdings, Inc. ................. 2,093,094 47,749,963
Shimano, Inc. ........................... 300,900 31,142,705
78,892,668
a
Machinery  —  5 .4%
Daifuku Co. Ltd. .......................... 1,318,200 60,258,961
Ebara Corp. ............................ 1,889,700 67,194,477
FANUC Corp. ........................... 3,888,300 191,038,530
IHI Corp. .............................. 4,057,800 70,509,798
Kawasaki Heavy Industries Ltd. ............... 3,092,600 60,483,633
Komatsu Ltd. ........................... 3,582,100 146,284,697
Kubota Corp. ........................... 4,031,400 71,627,795
Makita Corp. ............................ 912,400 31,666,591
Security Shares Value
a
Machinery (continued)
MINEBEA MITSUMI, Inc. ................... 1,376,000 $ 39,410,436
Mitsubishi Heavy Industries Ltd. ............... 13,352,100 315,627,052
SMC Corp. ............................. 225,000 97,858,322
1,151,960,292
a
Marine Transportation  —  0 .6%
Kawasaki Kisen Kaisha Ltd. .................. 1,436,900 22,735,617
Mitsui OSK Lines Ltd. ...................... 1,406,100 48,330,197
Nippon Yusen KK ......................... 1,615,500 53,829,049
124,894,863
a
Metals & Mining  —  1 .3%
JFE Holdings, Inc. ........................ 2,359,850 25,233,919
JX Advanced Metals Corp. .................. 2,281,900 56,323,341
Mitsui Kinzoku Co. Ltd. ..................... 230,000 74,563,098
Nippon Steel Corp. ........................ 20,138,250 71,658,808
Sumitomo Metal Mining Co. Ltd. ............... 1,012,200 57,383,222
285,162,388
a
Office REITs  —  0 .1%
Nippon Building Fund, Inc. ................... 31,874 25,494,810
a
Oil, Gas & Consumable Fuels  —  0 .9%
ENEOS Holdings, Inc. ..................... 10,703,395 87,699,553
Idemitsu Kosan Co. Ltd. .................... 3,163,045 27,771,469
Inpex Corp. ............................. 3,670,500 82,536,624
198,007,646
a
Passenger Airlines  —  0 .1%
ANA Holdings, Inc. ........................ 651,400 12,200,260
a
Personal Care Products  —  0 .5%
Kao Corp. .............................. 1,890,000 72,381,601
Shiseido Co. Ltd. ......................... 1,632,100 28,775,759
101,157,360
a
Pharmaceuticals  —  3 .7%
Astellas Pharma, Inc. ...................... 7,156,950 101,942,707
Chugai Pharmaceutical Co. Ltd. ............... 2,798,200 138,388,902
Daiichi Sankyo Co. Ltd. ..................... 7,097,107 119,448,159
Eisai Co. Ltd. ........................... 1,069,400 26,588,408
Kyowa Kirin Co. Ltd. ....................... 969,000 15,227,279
Otsuka Holdings Co. Ltd. ................... 1,751,900 128,712,095
Shionogi & Co. Ltd. ....................... 3,094,800 58,206,452
Takeda Pharmaceutical Co. Ltd. ............... 6,627,900 211,569,651
800,083,653
a
Professional Services  —  1 .7%
Recruit Holdings Co. Ltd. ................... 5,517,500 368,958,750
a
Real Estate Management & Development  —  1 .7%
Daito Trust Construction Co. Ltd. .............. 1,202,300 23,882,453
Daiwa House Industry Co. Ltd. ................ 2,334,900 63,538,484
Hulic Co. Ltd. ........................... 1,893,100 20,195,127
Mitsubishi Estate Co. Ltd. ................... 4,309,200 108,883,725
Mitsui Fudosan Co. Ltd. .................... 10,322,800 98,813,548
Sumitomo Realty & Development Co. Ltd. ........ 2,435,700 56,808,540
372,121,877
a
Semiconductors & Semiconductor Equipment  —  10 .0%
Advantest Corp. .......................... 3,049,300 498,546,576
Disco Corp. ............................. 362,000 147,708,594
Kioxia Holdings Corp.
(a)
..................... 1,314,300 541,213,161
Lasertec Corp. .......................... 326,600 82,578,874
Renesas Electronics Corp. .................. 7,207,100 200,629,074
SCREEN Holdings Co. Ltd. .................. 635,900 44,358,427

iShares
®
MSCI Japan ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. ....................... 1,866,756 $ 626,062,263
2,141,096,969
a
Specialty Retail  —  2 .2%
Fast Retailing Co. Ltd. ..................... 795,600 412,308,755
Nitori Holdings Co. Ltd. ..................... 1,642,000 26,965,946
Sanrio Co. Ltd.
(b)
......................... 3,989,100 21,445,185
460,719,886
a
Technology Hardware, Storage & Peripherals  —  0 .9%
Canon, Inc. ............................. 3,330,050 88,560,735
FUJIFILM Holdings Corp. ................... 4,663,000 96,941,176
185,501,911
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Asics Corp. ............................. 2,851,600 86,625,818
a
Tobacco  —  0 .8%
Japan Tobacco, Inc. ....................... 4,578,900 176,387,579
a
Trading Companies & Distributors  —  7 .0%
ITOCHU Corp. .......................... 23,092,300 279,179,303
Marubeni Corp. .......................... 5,879,700 192,197,933
Mitsubishi Corp. .......................... 12,580,200 397,790,966
Mitsui & Co. Ltd. ......................... 9,841,100 327,075,930
Sumitomo Corp. ......................... 4,228,300 186,456,932
Toyota Tsusho Corp. ....................... 2,653,600 115,614,915
1,498,315,979
a
Security Shares Value
a
Wireless Telecommunication Services  —  5 .1%
KDDI Corp. ............................. 12,212,400 $ 209,936,462
SoftBank Corp. .......................... 119,865,300 161,945,745
SoftBank Group Corp. ..................... 15,470,000 727,740,661
1,099,622,868
a
Total Long-Term Investments — 99.1%
(Cost: $ 17,783,024,238 ) .............................. 21,178,716,273
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(c) (d) (e)
...................... 13,433,460 13,437,490
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 7,653,348 7,653,348
a
Total Short-Term Securities — 0.1%
(Cost: $ 21,091,746 ) ................................. 21,090,838
Total Investments — 99.2%
(Cost: $ 17,804,115,984 ) .............................. 21,199,807,111
Other Assets Less Liabilities — 0 .8% ..................... 166,939,884
Net Assets — 100.0% ................................. $ 21,366,746,995
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 31,361,067  $ —  $ (17,918,310)
(a)
$ (2,551) $ (2,716) $ 13,437,490  13,433,460  $ 98,836
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,730,000  1,923,348
(a)
—  —  —  7,653,348  7,653,348  196,033  —
$ —  $ (2,551) $ (2,716)
$ 21,090,838
$ 294,869  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 774 06/11/26 $ 192,215 $ 19,456,254

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Japan ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 627,264,990  $ 20,551,451,283  $ —  $ 21,178,716,273
Short-Term Securities
Money Market Funds ...................................... 21,090,838  —  —  21,090,838
$ 648,355,828  $ 20,551,451,283  $ —  $ 21,199,807,111
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 19,456,254  $ —  $ —  $ 19,456,254
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust